UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22304

Old Mutual Global Shares Trust

(Exact name of registrant as specified in charter)

10 High Street, Suite 302

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Eric G. Woodbury

10 High Street, Suite 302

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   1-888-664-9887

Date of fiscal year end:  September 30

Date of reporting period: December 1, 2009 – March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance

Item 1.

Reports to Stockholders.

OLD MUTUAL GLOBAL SHARES TRUST

TABLE OF CONTENTS

Letter to Shareholders	1
Shareholder Expense Examples	7
Schedules of Investments	8
GlobalShares FTSE Emerging Markets Fund	8
GlobalShares FTSE Developed Countries ex US Fund	12
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	21
Notes to Financial Statements	22
Board Approval of Investment Advisory Agreement	30
Trustees and Officers	31
Supplemental Information	33

10 High Street, Suite 302 Boston, MA 02110 Toll Free number: +1 888.OMGXTUS, Fax: +1 857.318.0345 www.omgxtus.com

May 2010

Dear GlobalShares Investors and Partners,

At Old Mutual Global Index Trackers (OMGxT) we focus on offering our clients low-cost indexation funds from across global markets, with a specific focus on emerging markets. As referred to by BlackRock’s Deborah Fuhr, Global Head of ETF Research and Implementation, ETF Landscape Industry Preview October 2009, global ETF assets have hit an all time high of $942 billion at the end of October 2009 – 0.9% above the previous all time high of $933 billion set in Q3 2009. In October 2009 year-to-date, the average daily trading volume in USD was $74.4 billion. GlobalShares joined the ranks on December 8, 2009 with our first ETF, the GlobalShares FTSE Emerging Markets Fund.

Our exchange traded funds (ETFs) are listed on the NYSE Arca, Inc. and include:

•

GlobalShares FTSE Emerging Markets Fund (GSR) – listed December 8, 2009

•

GlobalShares FTSE Developed Countries ex US Fund (GSD) – listed February 11, 2010

•

GlobalShares FTSE All-World Fund (GSW) – listed April 6, 2010

•

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund (GSZ) – listed April 6, 2010

•

GlobalShares FTSE All-World ex US Fund  (GSO) – listed April 6, 2010

We are a South African-based asset management business with offices in Boston and London. Old Mutual plc has a multi-boutique strategy that has been successful in both South Africa and the USA, and now it is bringing passive investment management to the USA. We’re underpinned by Old Mutual’s 165-year presence as a leading emerging market investment powerhouse. Being based in South Africa enables us to potentially offer a highly competitive fee structure.

Old Mutual Global Index Trackers (US) LLC BT Musikavanhu (Chief Executive)

Global Economy and Markets

Exposure to emerging markets’ fast growing economies is becoming an essential ingredient of global portfolios. Although these economies are not immune to a slowdown in the world’s developed economies, most of the emerging markets have been growing due to the internal dynamics of infrastructure expansion and rising consumption as incomes continue to rise. The global environment is therefore broadly supportive of world stock markets. The center of economic gravity continues to shift eastward as emerging market economic activity, trade and population have outpaced the developed world. The so-called BRIC countries - Brazil, Russia, India and China - and other emerging markets have led the charge, rapidly increasing their share in almost every area, and after the recent financial crisis, becoming ever more important.

The five year annualized return ending March 31, 2010 of the FTSE Emerging Markets Index was 16.96%, versus the FTSE US Index performance of 2.43%. We believe that global diversification can enhance returns while reducing the risk. The credit crunch has dramatically narrowed the gap in Gross Domestic Product (GDP) between the developed and emerging world economies. This rebalancing of global economic activity has seen the growth differential between the developed and emerging markets widen in favor of emerging markets.

Per the graph below, the percentage market capitalization that the US makes up of the FTSE All-World Index has been declining over the last 9 years (from 51.8% down to 41.0%), while Emerging Markets  have contributed an increasing proportion of the FTSE All-World Index market capitalization (from 2.3% to 11.6%). Therefore, Emerging Markets should no longer be regarded as an insignificant component within a global portfolio.

Source: FTSE

Past performance is not an indicator of future results. Index performance is not representative of a specific fund. One cannot invest directly in an index.

Expectations are that the current rebound will be sluggish although international capital flows to emerging markets have recovered. Accordingly, IHS Global Insight World Overview expects global growth to reach approximately 3% in 2010, following a contraction in activity of roughly 2% in 2009.

GlobalShares Funds

While we believe that emerging markets are outpacing developed markets, that trend may or may not continue for significant periods of time. Offering developed fund index products offers investors an alternative strategy. Also, many companies in developed countries are benefiting from the economic growth occurring elsewhere, so a developed countries fund can be an indirect way to benefit from emerging market growth.

The GlobalShares FTSE Developed Countries ex US Fund provides exposure to developed nations including Canada. Often many investors’ perspectives of what constitutes foreign holdings do not include Canada, and as such have potentially lost out on the greater diversification that Canada may bring to an investor’s portfolio. Buying ex-US funds may supplement investors’ current holdings and provide diversification without US overlap through exposure to 23 of the world’s developed markets, namely: Japan, the United Kingdom, France, Germany and significantly Canada, to name a few. In conjunction with our GlobalShares FTSE Emerging Markets Fund (NYSE:GSR), investors have the ability to adjust their asset allocation between emerging and developed markets, and have exposure to the world (emerging and developed markets, excluding frontier markets). However, with investing in developed markets comes a certain level of risk, and these risks include currency fluctuations, economic or financial instability, and lack of timely or reliable financial information.

Our funds are broadly diversified, as you can see from the detailed holdings in this report. This approach seeks to reduce the shock to an investor’s net worth from isolated market events, such as those occurring in Greece (see chart below). We believe our GlobalShares Funds can provide a diversified component to an investor’s core, long-term investment.

Source: FTSE

*

Earliest Common Inception Date: June 30, 2000

Past performance is not indicative of future results. The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Index performance is not representative of a specific fund or product. One cannot invest directly in an index.

GlobalShares also announced it has voluntarily agreed to limit the total annual operating expenses of GlobalShares FTSE Emerging Markets Fund (NYSE:GSR) to 0.25% of average daily net assets for one-year effective June 1, 2010. GSR is now the lowest cost broad emerging market ETF in the industry. As stated in the current prospectus, as amended, Old Mutual Global Index Trackers has voluntarily agreed to waive its management fees and reimburse other expenses (not including brokerage or other transaction-related expenses, taxes, interest, litigation expenses and other extraordinary expenses) such that total operating expenses do not exceed 0.25% of average daily net assets for the period June 1, 2010 through May 31, 2011. (Expenses are also subject to a contractual expense cap of 0.39% until January 31, 2012.) The Fund's current gross expense ratio is 0.51%.

FTSE Indices

Although the Morgan Stanley Capital International (MSCI) Indices are the traditional benchmark for institutional investors, the FTSE Group Indices offers parallel index coverage to investors looking for an alternative to the mainstream emerging markets index offered by MSCI. For example, the FTSE Emerging Markets Index offers equivalent coverage to the MSCI Emerging Markets Index. The FTSE outperformed MSCI over 1 and 5 year periods while maintaining an almost identical volatility. With the exception of MSCI’s holdings in Israel and South Korea the biggest differences come from FTSE’s presence in India and Brazil. FTSE is more heavily weighted in India by 4% and in Brazil by 3.58%, when compared to MSCI.

Source: FTSE & MSCI

*

Earliest Common Inception Date: June 30, 2000

Annualized Total Returns as of March 31, 2010

	Since Inception*	5-year	3-year	1-year
FTSE Emerging Markets Index	12.68%	16.96%	6.26%	84.69%
MSCI Emerging Markets Index	11.60%	16.00%	5.46%	81.55%

Source: FTSE & MSCI

*

Earliest Common Inception Date: June 30, 2000

Past performance is not an indicator of future results. The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Index performance is not representative of a specific fund or product. One cannot invest directly in an index.

GlobalShares Funds

GlobalShares Fund	Ticker Symbol	Inception Date	Gross Expense Ratio*	Net Expense Ratio	Cumulative Total Return at NAV Since Inception As of 03/31/10	Cumulative 3 Month Total Return at NAV As of 03/31/10	Cumulative Total Return at Market Price Since Inception As of 03/31/10	Cumulative 3 Month Total Return at Market Price As of 03/31/10
FTSE Emerging Markets Fund	GSR	12/01/2009	0.51%	0.25%**	5.25%	2.56%	3.65%	-0.03%
FTSE Developed Countries ex US Fund	GSD	02/09/2010	0.48%	0.35%*	9.72%	n/a	9.46%	n/a
FTSE All-World Fund	GSW	04/01/2010	0.51%	0.35%*	n/a	n/a	n/a	n/a
FTSE All-World ex US Fund	GSO	04/01/2010	0.52%	0.35%*	n/a	n/a	n/a	n/a
FTSE All-Cap Asia Pacific ex Japan Fund	GSZ	04/01/2010	0.53%	0.50%*	n/a	n/a	n/a	n/a

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. For the most recent month-end performance, call 1-888-OMGxTUS.  Returns for periods less than one year are cumulative.

*

Reflects expense ratios as reported in the Prospectus dated November 19, 2009, as supplemented. The adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses. The agreement is in effect until at least January 31, 2012.

**

Expense ratios reported for FTSE Emerging Markets Fund are reflective of the adviser’s voluntary waivers/reimbursements in effect until May 31, 2011. Expenses are also subject to a contractual expense cap of 0.39% until at least January 31, 2012.

Net Asset Value (NAV) returns are calculated from when the Fund began investment operations, while Market Returns are calculated from the date of the Fund’s shares were listed and publicly available. Shares of GlobalShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Market Price returns are based upon the last reported sale price at which Fund shares trade on the NYSE Arca, Inc. or, if it more accurately reflects the current market value of the Fund’s shares at the time the Fund uses to calculate its NAV, a price within the range of the highest bid and lowest offer on the NYSE Arca, Inc., and do not represent the returns you would receive if you traded shares at other times.

During times of market volatility it is crucial that we keep our long term investment goals in mind and not allow short-term fears to influence our decisions. If when buying an investment you believed it would meet your long term goals, and those goals have not changed, then be prepared to weather the current storm. In fact, many fund managers are viewing current market conditions as a buying opportunity for the long term investor.

If you have any queries regarding your investments please speak to your broker or Old Mutual directly.

We look forward to partnering further with you in the coming years.

Sincerely,

Tendai Musikavanhu
Chief Executive Officer

Disclosure:

An investment in Funds is subject to investment risk, including the possible loss of the principal amount invested. Fund returns may not match the return of their respective index, known as non-correlation risk, due to investments made and operating expenses incurred by the Fund. The Funds may invest in foreign or emerging market securities which involve certain risks and increased volatility not associated with investing solely in the US. These risks include currency fluctuations, economic or financial instability, and lack of timely or reliable financial information. The Funds may also invest in small and medium-sized companies which involve greater risk than is customarily associated with investing in more established companies. Additional risks of investing in the funds include derivative investing, licensing, custody and settlement risk. Please see the prospectus for a complete listing.

‘FTSE ®’ is a trademark jointly owned by the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited (FTSE) under license.

FTSE US Index is a free float capitalization weighted index. FTSE World indices include constituents of the large and mid capitalization universe from Developed and Emerging Market segments.

FTSE Emerging Markets Index measures the performance of approximately 90% of the top large and mid cap Emerging Market stocks divided into advanced emerging and secondary emerging markets for greater granularity and to provide a transparent system on the monitoring of emerging market criteria through a country review process.

MSCI Emerging Market Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. One cannot invest directly in an index.

The views in this letter were those of the Chief Executive Officer of the adviser as of the publication of the report and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

Tendai Musikavanhu, CEO of Old Mutual Global Index Trackers, rings The Opening Bell® for the
GlobalShares FTSE Emerging Markets Fund launch

Shareholder Expense Examples

As a shareholder of Old Mutual Global Shares Trust, you incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including advisory fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. Transaction costs are not included.

The example is based on an investment of $1,000 invested at each Fund’s inception and held through the period ended March 31, 2010.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. For purposes of comparability, the second line under each Fund assumes that each Fund was in operation for a full 6 month period, which did not occur. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value Since Inception	Ending Account Value 3/31/2010	Annualized Expense Ratios for the Period Since Inception*	Expenses Paid Since Inception Through 3/31/2010

GlobalShares FTSE Emerging Markets Fund[1]
Actual	$1,000.00	$1,052.50	0.22%	$0.75†
Hypothetical (assuming 5% return before expenses)	$1,000.00	$1,023.83	0.22%	$1.11**

GlobalShares FTSE Developed Countries ex US Fund[2]
Actual	$1,000.00	$1,097.20	0.35%	$0.51††
Hypothetical (assuming 5% return before expenses)	$1,000.00	$1,023.19	0.35%	$1.77**

———————

1

GlobalShares FTSE Emerging Markets Fund commenced operations on December 1, 2009.

2

GlobalShares FTSE Developed Countries ex US Fund commenced operations on February 9, 2010.

*

Expense ratios reflect expense caps through the period ended March 31, 2010.

**

Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending account value for the period, multiplied by 182/365 (to reflect the six-month period).

†

Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending account value for the period, multiplied by 121/365 (to reflect the number of days the Fund was operational).

††

Expenses are calculated using each Fund's annualized expense ratio, multiplied by the ending account value for the period, multiplied by 51/365 (to reflect the number of days the Fund was operational).

OLD MUTUAL GLOBAL SHARES TRUST GLOBALSHARES FTSE EMERGING MARKETS FUND Schedule of Investments March 31, 2010 (Unaudited)

	VALUE	% OF TOTAL NET ASSETS	NUMBER OF SHARES		VALUE
Financials	$15,355,547	23.5%		Cayman Islands—0.1%
Energy	9,795,257	15.0	42,000	China Resources Land Ltd.	$91,306
Materials	9,155,608	14.0
Telecommunication Services	6,326,264	9.7		Chile—1.6%
Exchange Traded Funds	5,819,478	8.9	1,700	Banco Santander Chile ADR	115,974
Information Technology	5,006,482	7.7	4,100	Cia Cervecerias Unidas SA ADR	153,791
Industrials	4,091,033	6.3	4,500	Empresa Nacional de Electricidad SA ADR	211,455
Consumer Staples	3,830,882	5.9	10,200	Enersis SA ADR	203,898
Consumer Discretionary	2,568,403	3.9	10,300	Lan Airlines SA ADR	181,795
Utilities	1,979,636	3.0	4,300	Sociedad Quimica y Minera de Chile SA ADR	160,777
Health Care	888,658	1.4			1,027,690
Other assets less liabilities	439,746	0.7
Total	$65,256,994	100.0%		China—12.5%
			114,000	Air China Ltd., Series H *	117,749
NUMBER OF SHARES		VALUE	84,000	Aluminum Corp of China Ltd., Series H *	86,762
			34,000	Angang Steel Co. Ltd., Series H	62,354
			14,000	Anhui Conch Cement Co. Ltd., Series H	92,496
	Common Stocks (unless otherwise noted) —90.4% Bermuda—0.4%		1,190,000	Bank of China Ltd., Series H	634,487
			133,000	Bank of Communications Co. Ltd., Series H	158,441
			72,000	Beijing Capital International Airport Co. Ltd.,
28,000	COSCO Pacific Ltd.	$42,407		Series H	43,025
68,000	Kunlun Energy Co. Ltd.	95,458	11,000	Byd Co. Ltd., Series H	109,579
567,500	Shenzhen International Holdings	43,853	112,000	China BlueChemical Ltd., Series H	72,987
108,000	Sinofert Holdings Ltd. *	64,538	191,000	China Citic Bank Corp. Ltd., Series H	143,163
		246,256	96,000	China Coal Energy Co., Series H	149,847
			137,000	China Communications Construction Co. Ltd.,
	Brazil—17.4%			Series H	129,331
49,500	Banco Bradesco SA ADR	912,285	1,420,000	China Construction Bank Corp., Series H	1,163,110
4,300	Brasil Telecom SA ADR *	82,087	52,000	China COSCO Holdings Co. Ltd., Series H	68,845
11,800	Braskem SA ADR	170,746	167,000	China Life Insurance Co. Ltd., Series H	800,082
7,000	BRF - Brasil Foods SA ADR	384,580	71,000	China Merchants Bank Co. Ltd., Series H	192,023
4,100	Centrais Eletricas Brasileiras SA ADR	61,500	332,746	China Minsheng Banking Corp. Ltd., Series H *	343,258
4,800	Centrais Eletricas Brasileiras SA ADR		28,000	China National Building Material Co. Ltd.,	54,235
	(Preferred Shares)	86,880		Series H
2,000	Cia Brasileira de Distribuicao Grupo Pao de		71,000	China National Materials Co. Ltd., Series H	47,274
	Acucar ADR	134,460	68,000	China Oilfield Services Ltd., Series H	99,836
4,400	Cia de Bebidas das Americas ADR	403,304	396,000	China Petroleum & Chemical Corp., Series H	324,360
4,100	Cia de Saneamento Basico do Estado de Sao		71,500	China Railway Construction Corp. Ltd.,
	Paulo ADR	150,880		Series H	88,124
7,900	Cia Energetica de Minas Gerais ADR	131,456	137,000	China Railway Group Ltd., Series H *	98,806
600	Cia Paranaense de Energia ADR	12,288	73,000	China Shenhua Energy Co. Ltd., Series H	315,422
18,200	Cia Siderurgica Nacional SA ADR	726,726	28,000	China Shipping Development Co. Ltd.,
12,300	Empresa Brasileira de Aeronautica SA ADR	294,708		Series H	45,725
7,200	Fibria Celulose SA ADR *	157,536	140,000	China Southern Airlines Co. Ltd., Series H *	62,565
11,800	Gafisa SA ADR	162,132	352,000	China Telecom Corp. Ltd., Series H	173,627
34,400	Gerdau SA ADR	560,720	112,000	Datang International Power Generation Co.
7,100	Gol Linhas Aereas Inteligentes SA ADR	87,969		Ltd., Series H	50,773
57,100	Itau Unibanco Holding SA ADR	1,255,629	54,000	Dongfeng Motor Group Co. Ltd., Series H	87,766
15,900	NET Servicos de Comunicacao SA ADR *	205,905	29,200	Guangzhou R&F Properties Co. Ltd., Series H	47,835
41,400	Petroleo Brasileiro SA ADR	1,841,886	102,000	Huaneng Power International, Inc., Series H	59,245
14,800	Petroleo Brasileiro SA ADR (Preferred Shares)	585,932	854,000	Industrial & Commercial Bank of China,
7,200	Tam SA ADR	122,112		Series H	651,111
10,200	Tele Norte Leste Participacoes SA ADR	180,132	22,000	Jiangxi Copper Co. Ltd., Series H	49,697
6,500	Tim Participacoes SA ADR	180,440	76,000	Maanshan Iron & Steel, Series H *	44,045
2,000	Ultrapar Participacoes SA ADR	96,860	90,000	Metallurgical Corp of China Ltd., Series H *	49,261
50,800	Vale SA ADR	1,635,251	478,000	PetroChina Co. Ltd., Series H	558,971
24,400	Vale SA ADR (Preferred Shares)	677,344	102,000	PICC Property & Casualty Co. Ltd., Series H *	103,909
1,900	Vivo Participacoes SA ADR	51,509	44,500	Ping An Insurance Group Co. of China Ltd.,
		11,353,257		Series H	383,408
			28,800	Sinopharm Group Co., Series H	129,447

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST GLOBALSHARES FTSE EMERGING MARKETS FUND Schedule of Investments March 31, 2010 (Unaudited)

NUMBER OF SHARES		VALUE	NUMBER OF SHARES		VALUE
	China—12.5% (continued)		23,800	Tata Motors Ltd. ADR	$439,348
18,000	Tsingtao Brewery Co. Ltd., Series H	$90,525	20,700	Wipro Ltd. ADR	482,517
40,000	Yanzhou Coal Mining Co., Ltd., Series H	96,230			5,091,656
104,000	Zijin Mining Group Co. Ltd., Series H	81,971
		8,161,707		Indonesia—2.3%
			23,500	Astra Agro Lestari Tbk PT	63,531
	Czech Republic—0.7%		66,500	Astra International Tbk PT	306,209
5,000	CEZ AS	236,433	271,000	Bank Central Asia Tbk PT	163,801
500	Komercni Banka AS	101,576	136,000	Bank Rakyat Indonesia	123,303
10,000	Unipetrol *	86,373	448,000	Bumi Resources Tbk PT	110,775
		424,382	44,500	Indocement Tunggal Prakarsa Tbk PT	69,688
			155,500	Indofood Sukses Makmur Tbk PT	64,510
	Egypt—1.3%		238,000	Perusahaan Gas Negara PT	111,160
8,198	Commercial International Bank Egypt SAE	96,869	73,000	Semen Gresik Persero Tbk PT	58,564
1,742	Egyptian Co. for Mobile Services	67,899	244,000	Telekomunikasi Indonesia Tbk PT	215,858
12,597	Egyptian Financial Group-Hermes Holding		76,000	Unilever Indonesia Tbk PT	101,478
	SAE	72,663	61,000	United Tractors Tbk PT	123,012
41,291	Egyptian Kuwaiti Holding Co.	92,905			1,511,889
6,978	ElSwedy Cables Holding Co.	95,279
28,235	Ezz Steel SAE *	108,356		Malaysia—4.5%
3,167	Orascom Construction Industries	151,793	70,600	AMMB Holdings Bhd	108,216
90,709	Orascom Telecom Holding SAE	92,752	138,000	Axiata Group Bhd *	162,876
66,986	Talaat Moustafa Group *	93,313	12,300	British American Tobacco Malaysia Bhd	166,438
		871,829	69,000	CIMB Group Holdings Bhd	297,406
			80,600	Gamuda Bhd	71,655
	Hong Kong—4.9%		86,100	Genting Bhd	174,206
12,000	Beijing Enterprises Holdings Ltd.	83,377	180,100	Genting Malaysia Bhd	158,457
42,000	China Agri-Industries Holdings Ltd.	57,986	54,400	IJM Corp. Bhd	81,383
26,000	China Everbright Ltd.	69,649	147,200	IOI Corp. Bhd	243,228
30,000	China Merchants Holdings International Co. Ltd.	110,500	20,500	Kuala Lumpur Kepong Bhd	104,825
128,500	China Mobile Ltd.	1,236,229	113,100	Malayan Banking Bhd	259,000
92,000	China Overseas Land & Investment Ltd.	207,822	41,700	MISC Bhd	103,547
34,000	China Resources Enterprise Ltd.	126,328	22,500	PPB Group Bhd	124,157
36,000	China Resources Power Holdings Co. Ltd.	77,056	1,075	Public Bank Bhd	3,836
20,000	China Taiping Insurance Holdings Co. Ltd. *	69,932	75,700	Public Bank Bhd, Foreign Market	271,053
148,000	China Unicom Hong Kong Ltd.	166,590	111,500	Sime Darby Bhd	297,721
29,000	Citic Pacific Ltd.	69,319	39,000	Tenaga Nasional Bhd	95,886
402,000	CNOOC Ltd.	661,656	53,200	YTL Corp Bhd	122,318
142,000	Denway Motors Ltd.	75,529	146,500	YTL Power International Bhd	98,355
14,000	Shanghai Industrial Holdings Ltd.	64,188			2,944,563
82,000	Sino-Ocean Land Holdings Ltd.	72,235
168,000	Yuexiu Property Co. Ltd. *	45,220		Mexico—6.2%
		3,193,616	427,700	America Movil SAB de CV, Series L	1,080,939
			25,300	Carso Global Telecom SAB de CV, Series A1 *	129,587
	Hungary—1.2%		216,200	Cemex SAB de CV, Series CPO *	222,598
26,714	Magyar Telekom Telecommunications PLC	109,090	52,700	Fomento Economico Mexicano SAB de CV	251,459
3,013	MOL Hungarian Oil and Gas NyRt *	308,367	14,500	Grupo Bimbo SAB de CV, Series A	129,880
6,833	OTP Bank PLC *	239,059	23,900	Grupo Carso SAB de CV, Series A1	91,720
567	Richter Gedeon NyRt	122,700	2,020	Grupo Elektra SA de CV	101,613
		779,216	39,400	Grupo Financiero Banorte SAB de CV, Series O	175,307
			19,500	Grupo Financiero Inbursa SA, Series O	68,031
	India—7.8%		161,400	Grupo Mexico SAB de CV, Series B	435,280
17,800	Dr. Reddy's Laboratories Ltd. ADR	502,494	21,500	Grupo Modelo SAB de CV, Series C *	127,340
4,400	HDFC Bank Ltd. ADR	613,316	63,800	Grupo Televisa SA, Series CPO	270,413
13,800	ICICI Bank Ltd. ADR	589,260	4,300	Industrias Penoles SAB de CV	92,104
16,000	Infosys Technologies Ltd. ADR	941,600	17,300	Kimberly-Clark de Mexico SAB de CV, Series A	98,113
9,100	Patni Computer Systems Ltd. ADR	216,398	233,800	Telefonos de Mexico SAB de CV	183,622
28,800	Satyam Computer Services Ltd. ADR *	150,336	191,300	Telmex Internacional SAB de CV, Sub-Series L	185,321
5,326	State Bank of India Ltd. GDR *	500,644	77,900	Wal-Mart de Mexico SAB de CV, Series V	400,394
25,100	Sterlite Industries India Ltd. ADR	467,111			4,043,721
15,200	Tata Communications Ltd. ADR	188,632

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST GLOBALSHARES FTSE EMERGING MARKETS FUND Schedule of Investments March 31, 2010 (Unaudited)

NUMBER OF SHARES		VALUE	NUMBER OF SHARES		VALUE
	Morocco—0.5%		10,457	Barloworld Ltd.	$70,184
3,690	Attijariwafa Bank	$128,726	9,701	Bidvest Group Ltd.	179,979
3,137	Banque Marocaine du Commerce Exterieur	95,045	96,390	FirstRand Ltd.	265,127
9,448	Douja Promotion Groupe Addoha SA	128,872	10,426	Foschini Ltd. *	95,118
		352,643	16,941	Gold Fields Ltd.	212,687
			50,787	Growthpoint Properties Ltd.	102,003
	Peru—0.3%		11,424	Harmony Gold Mining Co. Ltd.	107,023
4,108	Sociedad Minera Cerro Verde SAA	99,332	14,285	Impala Platinum Holdings Ltd.	416,259
47,907	Volcan Cia Minera SAA, Series B	57,640	8,284	Imperial Holdings Ltd.	113,127
		156,972	8,316	Investec Ltd.	70,761
			9,443	JD Group Ltd.	56,898
	Philippines—0.8%		2,184	Kumba Iron Ore Ltd.	104,948
16,100	Ayala Corp.	118,461	5,377	Massmart Holdings Ltd.	79,447
301,300	Ayala Land, Inc.	86,677	8,926	Mondi Ltd.	65,390
10,900	Manila Electric Co.	42,452	37,591	MTN Group Ltd.	573,287
1,700	Philippine Long Distance Telephone Co.	91,038	9,730	Murray & Roberts Holdings Ltd.	57,355
14,510	SM Investments Corp.	118,803	7,555	Mvelaphanda Resources Ltd. *	46,808
368,000	SM Prime Holdings, Inc.	79,805	8,326	Naspers Ltd., Series N	358,823
		537,236	4,273	Nedbank Group Ltd.	81,458
			39,999	Netcare Ltd.	71,894
	Poland—1.0%		21,508	Pretoria Portland Cement Co. Ltd.	100,160
1,886	Bank Pekao SA	109,732	8,613	Remgro Ltd.	114,935
1,508	KGHM Polska Miedz SA	56,713	23,336	RMB Holdings Ltd.	102,858
9,591	Polski Koncern Naftowy Orlen *	130,430	57,917	Sanlam Ltd.	196,134
82,934	Polskie Gornictwo Naftowe I Gazownictwo SA, Series I	106,389	17,413	Sappi Ltd. *	76,822
			13,813	Sasol Ltd.	569,395
12,304	Powszechna Kasa Oszczednosci Bank Polski SA	172,284	12,396	Shoprite Holdings Ltd.	122,712
15,278	Telekomunikacja Polska SA	86,803	32,765	Standard Bank Group Ltd.	511,287
		662,351	38,158	Steinhoff International Holdings Ltd. *	103,917
			5,259	Tiger Brands Ltd.	131,332
	Russia—7.2%		4,856	Tongaat Hulett Ltd.	68,106
17,851,004	Federal Grid Co. Unified Energy System JSC, Class S *	227,600	15,874	Truworths International Ltd.	113,047
			36,832	Woolworths Holdings Ltd.	112,994
205,138	Gazprom OAO, Class S	1,189,801			6,454,365
13,782	Lukoil OAO, Class S	788,330
40,149	Magnitogorsk Iron & Steel Works, Class S *	32,119		Taiwan—6.0%
1,603	MMC Norilsk Nickel, Class S *	296,555	89,400	Advanced Semiconductor Engineering, Inc. ADR	404,982
20,720	Mobile Telesystems OJSC	179,228	63,300	AU Optronics Corp. ADR	717,189
18,313	Novolipetsk Steel OJSC, Class S	60,433	42,672	Chunghwa Telecom Co. Ltd. ADR	829,117
4,382	Polymetal, Class S *	43,820	60,100	Siliconware Precision Industries Co. ADR	361,201
1,893	Polyus Gold Co., Class S	91,053	114,400	Taiwan Semiconductor Manufacturing Co. Ltd.
45,241	Rosneft Oil Co.	360,118		ADR	1,200,056
9,356	Rostelecom, Class S	44,441	112,400	United Microelectronics Corp. ADR	422,624
176,821	Sberbank of Russian Federation, Class S	518,085			3,935,169
5,700	Severstal OAO, Class S *	76,380		Thailand—2.2%
50,230	Sistema JSFC, Class S *	35,161	22,100	Bangkok Bank PCL	93,977
388,500	Surgutneftegaz, Class S	388,500	105,200	Bank of Ayudhya PCL	68,973
36,583	Tatneft, Class S	177,428	4,300	Banpu PCL	81,120
19,451	Uralkali, Class S *	81,694	94,200	BEC World PCL	72,249
32,661,115	VTB Bank OJSC	86,552	219,600	Charoen Pokphand Foods PCL	101,871
		4,677,298	25,200	Kasikornbank PCL	80,272
			106,400	PTT Aromatics & Refining PCL	94,603
	South Africa—9.9%		23,300	PTT Chemical PCL	68,455
8,040	ABSA Group Ltd.	155,787	45,000	PTT Exploration & Production PCL	206,665
23,966	African Bank Investments Ltd.	116,176	29,900	PTT PCL	242,270
2,201	Anglo Platinum Ltd. *	221,780	13,300	Siam Cement PCL	107,766
8,155	AngloGold Ashanti Ltd.	308,646	36,900	Siam Commercial Bank PCL	104,989
6,094	ArcelorMittal South Africa Ltd. *	76,806	69,400	Thai Oil PCL	107,314
5,735	Aspen Pharmacare Holdings Ltd. *	62,122			1,430,524
11,870	Aveng Ltd.	60,773

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST GLOBALSHARES FTSE EMERGING MARKETS FUND Schedule of Investments March 31, 2010 (Unaudited)

NUMBER OF SHARES		VALUE	NUMBER OF SHARES		VALUE
	Turkey—1.6%			India—3.1%
19,533	Akbank TAS	$125,754	88,500	PowerShares India Portfolio	$2,014,260
9,617	Anadolu Efes Biracilik ve Malt Sanayii AS	101,085
73,704	Dogan Sirketler Grubu Holdings	56,167		Taiwan—3.9%
16,688	Enka Insaat ve Sanayi AS	77,290	204,600	iShares MSCI Taiwan Index Fund	2,567,730
36,072	Eregli Demir ve Celik Fabrikalari TAS *	108,060
17,899	Haci Omer Sabanci Holding AS	76,431		Total Exchange Traded Funds
48,035	KOC Holding AS	164,092		(Cost $5,525,768)	5,819,478
4,734	Tupras Turkiye Petrol Rafine	107,294
27,854	Turkiye Garanti Bankasi AS	129,920		Total Investments
11,120	Turkiye Is Bankasi	34,773		(Cost $60,779,145)—99.3%	64,817,248
21,341	Turkiye Is Bankasi, Series C	69,258		Other assets less liabilities—0.7%	439,746
		1,050,124
				Net Assets—100.0%	$65,256,994
	Total Common Stocks
	(Cost $55,253,377)	58,997,770

	Exchange Traded Funds —8.9%
	Brazil—1.9%
16,800	iShares MSCI Brazil Index Fund	1,237,488

———————

ADR

American Depositary Receipt.

GDR

Global Depositary Receipt.

     *

Non-income producing security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$58,997,770	—	—	$58,997,770
Exchange Traded Funds	5,819,478	—	—	5,819,478
Total Investments	$64,817,248	—	—	$64,817,248

The inputs and valuation techniques used to measure fair value was based upon the best available information.

There were no changes in the valuation techniques used to fair value this common stock during the reporting period.

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 fair value hierarchy during the reporting period.

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND Schedule of Investments March 31, 2010 (Unaudited)

	VALUE	% OF TOTAL NET ASSETS	NUMBER OF SHARES		VALUE
Financials	$3,382,608	24.7%	2,745	Westfield Group	$30,384
Material	1,418,963	10.4	3,295	Westpac Banking Corp.	84,197
Industrials	1,335,049	9.7	642	Woodside Petroleum Ltd.	27,636
Consumer Staples	1,316,728	9.6	1,410	Woolworths Ltd.	36,237
Energy	1,268,237	9.2	385	WorleyParsons Ltd.	8,993
Consumer Discretionary	1,182,472	8.6			1,079,202
Health Care	962,207	7.0
Utilities	745,001	5.4		Belgium—1.1%
Telecommunication Services	692,080	5.0	990	Anheuser-Busch InBev NV	49,959
Exchange Traded Fund	625,000	4.6	410	Belgacom SA	16,044
Information Technology	599,273	4.4	205	Delhaize Group SA	16,504
Other assets less liabilities	187,876	1.4	1,035	Dexia SA *	6,184
Total	$13,715,494	100.0%	3,115	Fortis	11,110
			210	Groupe Bruxelles Lambert SA	18,589
NUMBER OF SHARES		VALUE	255	KBC Groep NV *	12,371
			120	Solvay SA	12,358
			330	Umicore	11,545
	Common Stocks (unless otherwise noted) —93.7%				154,664

	Australia—7.9%			Bermuda—0.4%
895	AGL Energy Ltd.	$12,347	5,000	China Yurun Food Group Ltd.	15,261
5,410	Alumina Ltd.	8,566	2,000	Esprit Holdings Ltd.	15,777
2,046	Amcor Ltd.	12,000	20,000	GOME Electrical Appliances Holdings Ltd. *	6,723
2,890	AMP Ltd.	16,605	5,000	Noble Group Ltd.	10,944
4,400	Asciano Group *	7,653	500	Seadrill Ltd.	11,667
363	ASX Ltd.	11,308			60,372
2,665	Australia & New Zealand Banking Group Ltd.	62,032
2,030	AXA Asia Pacific Holdings Ltd.	11,776		Canada—7.7%
3,870	BHP Billiton Ltd.	154,834	500	Bank of Montreal	30,383
3,350	BlueScope Steel Ltd.	8,948	1,000	Bank of Nova Scotia	50,150
2,085	Brambles Ltd.	14,085	1,000	Barrick Gold Corp.	38,411
1,206	Coca-Cola Amatil Ltd.	12,453	2,000	Bombardier, Inc., Class B	12,281
1,717	Commonwealth Bank of Australia	88,710	1,000	Brookfield Asset Management, Inc., Class A	25,480
1,040	Computershare Ltd.	11,951	500	Brookfield Properties Corp.	7,713
730	CSL Ltd.	24,410	500	Cameco Corp.	13,706
8,973	Dexus Property Group	6,671	500	Canadian Imperial Bank of Commerce	36,568
3,170	Fortescue Metals Group Ltd. *	14,257	500	Canadian National Railway Co.	30,378
3,342	Foster's Group Ltd.	16,227	500	Canadian Natural Resources Ltd.	37,046
13,610	GPT Group	7,183	500	Canadian Pacific Railway Ltd.	28,210
2,290	Harvey Norman Holdings Ltd.	7,609	800	Cenovus Energy, Inc.	20,920
2,670	Incitec Pivot Ltd.	8,504	500	Enbridge, Inc.	23,873
3,493	Insurance Australia Group Ltd.	12,439	1,000	EnCana Corp.	31,147
255	Leighton Holdings Ltd.	9,128	1,000	Goldcorp, Inc.	37,406
435	Macquarie Group Ltd.	18,865	500	Great-West Lifeco, Inc.	14,371
4,665	Mirvac Group	6,316	500	Imperial Oil Ltd.	19,334
2,410	National Australia Bank Ltd.	60,875	1,000	Kinross Gold Corp.	17,121
615	Newcrest Mining Ltd.	18,526	2,007	Manulife Financial Corp.	39,643
2,935	OneSteel Ltd.	10,506	500	Nexen, Inc.	12,385
570	Orica Ltd.	14,016	500	Potash Corp. of Saskatchewan, Inc.	59,770
1,218	Origin Energy Ltd.	18,502	500	Power Corp. of Canada	15,110
1,210	QBE Insurance Group Ltd.	23,134	500	Power Financial Corp.	16,510
550	Rio Tinto Ltd.	39,578	500	Research In Motion Ltd. *	37,085
1,130	Santos Ltd.	15,205	500	Rogers Communications, Inc., Class B	17,096
405	Sims Metal Management Ltd.	8,052	1,500	Royal Bank of Canada	87,881
825	Sonic Healthcare Ltd.	10,881	500	Shaw Communications, Inc.	9,911
3,375	Stockland	12,360	500	Shoppers Drug Mart Corp.	21,507
1,796	Suncorp-Metway Ltd.	14,078	500	Sun Life Financial, Inc.	16,101
1,595	TABCORP Holdings Ltd.	10,101	2,000	Suncor Energy, Inc.	65,113
5,020	Telstra Corp Ltd.	13,777	1,000	Talisman Energy, Inc.	17,121
1,250	Toll Holdings Ltd.	8,513	500	Teck Resources Ltd., Class B *	21,808
2,075	Transurban Group	9,618	500	Thomson Reuters Corp.	18,215
1,342	Wesfarmers Ltd.	39,156	1,000	Toronto-Dominion Bank	74,614

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND Schedule of Investments March 31, 2010 (Unaudited)

NUMBER OF SHARES		VALUE	NUMBER OF SHARES		VALUE
	Canada—7.7% (continued)		330	Peugeot SA *	$9,734
1,000	TransCanada Corp.	$36,686	145	PPR	19,339
1,000	Yamana Gold, Inc.	9,906	355	Publicis Groupe SA	15,218
		1,050,960	330	Renault SA	15,494
			1,155	Sanofi-Aventis SA	86,253
	Cayman Islands—0.6%		325	Schneider Electric SA	38,188
2,500	Alibaba.com Ltd.	5,029	840	Societe Generale	52,926
10,000	Chaoda Modern Agriculture Holdings Ltd.	10,651	255	Sodexo	15,268
2,500	Hengan International Group Co. Ltd.	18,642	625	Suez Environnement Co.	14,411
2,500	Kingboard Chemical Holdings Ltd.	11,382	180	Technip SA	14,662
4,000	Sands China Ltd. *	6,357	2,750	Total SA	159,929
1,000	Tencent Holdings Ltd.	20,065	120	Unibail-Rodamco SE	24,355
10,000	Want Want China Holdings Ltd.	7,096	85	Vallourec SA	17,172
		79,222	655	Veolia Environnement	22,759
			650	Vinci SA	38,378
	Denmark—1.2%		1,575	Vivendi SA	42,227
5	AP Moller - Maersk A/S, Series A	36,478			1,370,822
190	Carlsberg A/S, Series B	15,975
75	Coloplast A/S, Series B	8,274		Germany—6.5%
920	Danske Bank A/S *	22,674	300	Adidas AG	16,074
640	Novo Nordisk A/S, Series B	49,752	510	Allianz SE	64,059
105	Novozymes A/S, Series B	11,641	1,065	BASF SE	66,172
285	Vestas Wind Systems A/S *	15,514	960	Bayer AG	65,053
		160,308	395	Bayerische Motoren Werke AG	18,268
			1,215	Commerzbank AG	10,425
	Finland—1.1%		1,200	Daimler AG	56,595
570	Fortum OYJ	13,968	740	Deutsche Bank AG	57,104
315	Metso OYJ	10,191	275	Deutsche Boerse AG	20,421
4,410	Nokia OYJ	68,802	1,125	Deutsche Post AG	19,553
315	Nokian Renkaat OYJ	8,196	3,690	Deutsche Telekom AG	50,104
800	Sampo OYJ, Series A	21,260	2,275	E.ON AG	84,145
1,000	UPM-Kymmene OYJ	13,295	310	Fresenius Medical Care AG & Co. KGaA	17,523
225	Wartsila OYJ	11,417	240	HeidelbergCement AG	13,412
		147,129	1,505	Infineon Technologies AG *	10,465
			250	K+S AG	15,199
	France—10.0%		205	Lanxess AG	9,463
350	Accor SA	19,398	170	Linde AG	20,321
340	Air Liquide SA	40,890	200	MAN SE	16,773
4,060	Alcatel-Lucent *	12,860	210	Metro AG	12,480
380	Alstom SA	23,740	225	Muenchener Rueckversicherungs AG	36,579
200	Atos Origin SA *	10,062	430	RWE AG	38,168
2,700	AXA SA	60,171	1,050	SAP AG	50,948
1,195	BNP Paribas	91,940	1,035	Siemens AG	103,845
375	Bouygues SA	18,886	535	ThyssenKrupp AG	18,427
295	Cap Gemini SA	14,558			891,576
845	Carrefour SA	40,801
625	Cie de St-Gobain	30,106		Guernsey—0.1%
335	Cie Generale de Geophysique-Veritas *	9,521	7,105	Resolution Ltd.	8,832
185	Cie Generale des Etablissements Michelin	13,658
330	Cie Generale d’Optique Essilor International SA	21,108		Hong Kong—1.6%
1,200	Credit Agricole SA	21,043	3,000	Bank of East Asia Ltd.	11,050
815	Danone	49,184	5,000	BOC Hong Kong Holdings Ltd.	11,926
320	EDF SA	17,493	2,500	CLP Holdings Ltd.	17,869
2,305	France Telecom SA	55,251	5,000	Hang Lung Properties Ltd.	20,155
1,905	GDF Suez	73,721	1,000	Hang Seng Bank Ltd.	13,935
300	Lafarge SA	21,149	5,000	Hong Kong & China Gas Co. Ltd.	12,467
300	Lagardere SCA	12,162	1,500	Hong Kong Exchanges and Clearing Ltd.	25,036
345	L’Oreal SA	36,346	2,500	Hongkong Electric Holdings Ltd.	14,827
450	LVMH Moet Hennessy Louis Vuitton SA	52,693	5,000	Hutchison Whampoa Ltd.	36,576
1,400	Natixis *	7,568	10,000	Lenovo Group Ltd.	6,903
355	Pernod-Ricard SA	30,200	5,000	Link REIT	12,325

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND Schedule of Investments March 31, 2010 (Unaudited)

NUMBER OF SHARES		VALUE	NUMBER OF SHARES		VALUE
	Hong Kong—1.6% (continued)		1,000	Kansai Electric Power Co., Inc.	$22,924
5,000	New World Development Ltd.	$9,788	500	Kao Corp.	12,682
2,500	Swire Pacific Ltd., Series A	30,072	5	KDDI Corp.	25,899
		222,929	5,000	Keihan Electric Railway Co. Ltd.	20,762
			5,000	Kobe Steel Ltd.	10,756
	Ireland—0.4%		1,500	Komatsu Ltd.	31,464
1,520	Experian PLC	14,952	500	Kyushu Electric Power Co., Inc.	10,889
860	Shire PLC	18,968	1,000	Marui Group Co. Ltd.	7,256
1,805	WPP PLC	18,701	2,500	Mitsubishi Chemical Holdings Corp.	12,789
		52,621	1,500	Mitsubishi Corp.	39,331
			5,000	Mitsubishi Heavy Industries Ltd.	20,708
	Italy—3.2%		5,000	Mitsubishi Materials Corp. *	14,394
1,925	Assicurazioni Generali SpA	46,286	5,000	Mitsubishi Motors Corp. *	6,796
660	Atlantia SpA	15,432	16,500	Mitsubishi UFJ Financial Group, Inc.	86,526
1,250	Banco Popolare SC	8,711	1,500	Mitsui & Co. Ltd.	25,219
8,180	Enel SpA	45,823	13,500	Mizuho Financial Group, Inc.	26,728
3,125	ENI SpA	73,448	500	MS&AD Insurance Group Holdings	13,886
1,145	Fiat SpA	14,935	500	Murata Manufacturing Co. Ltd.	28,414
895	Finmeccanica SpA	11,965	5,000	Nagoya Railroad Co. Ltd.	14,341
10,875	Intesa Sanpaolo SpA	40,576	5,000	NEC Corp.	15,036
1,960	Mediaset SpA	16,867	500	Nikon Corp.	10,921
1,110	Mediobanca SpA	11,948	2,500	Nippon Mining Holdings, Inc. (a)	11,692
4,705	Parmalat SpA	12,908	5,000	Nippon Steel Corp.	19,638
495	Saipem SpA	19,190	1,000	Nippon Telegraph & Telephone Corp.	42,166
2,685	Snam Rete Gas SpA	13,633	5,000	Nishi-Nippon Railroad Co. Ltd.	19,317
22,340	Telecom Italia SpA	32,223	2,500	Nissan Motor Co. Ltd. *	21,431
22,555	UniCredit SpA	66,761	4,000	Nomura Holdings, Inc.	29,494
1,175	Unione di Banche Italiane SCPA	15,883	500	Nomura Research Institute Ltd.	11,398
		446,589	20	NTT DoCoMo, Inc.	30,479
			500	Olympus Corp.	16,053
	Japan—14.5%		500	Omron Corp.	11,612
1,000	Aeon Co. Ltd.	11,355	150	ORIX Corp.	13,308
500	Asahi Breweries Ltd.	9,380	5,000	Osaka Gas Co. Ltd.	17,926
500	Astellas Pharma, Inc.	18,113	2,500	Panasonic Corp.	38,260
1,000	Bridgestone Corp.	17,079	500	Resona Holdings, Inc.	6,325
500	Brother Industries Ltd.	6,047	5,000	Sanyo Electric Co. Ltd. *	8,027
1,500	Canon, Inc.	69,510	35	SBI Holdings, Inc.	6,911
1,000	Chubu Electric Power Co. Inc. *	25,011	500	Secom Co. Ltd.	21,886
500	Chugoku Electric Power Co., Inc.	9,942	1,000	Seven & I Holdings Co. Ltd.	24,175
5,000	Cosmo Oil Co. Ltd.	12,093	500	Shikoku Electric Power Co.	14,175
500	Credit Saison Co. Ltd.	7,759	500	Shin-Etsu Chemical Co. Ltd.	29,056
500	Daiichi Sankyo Co. Ltd.	9,370	500	Shionogi & Co. Ltd.	9,514
500	Daikin Industries Ltd.	20,468	500	Shiseido Co. Ltd.	10,863
5,000	Daishi Bank Ltd.	17,337	500	Softbank Corp.	12,323
5,000	Daiwa Securities Group, Inc.	26,327	4,500	Sojitz Corp.	8,717
500	Denso Corp.	14,903	1,500	Sony Corp.	57,470
500	East Japan Railway Co.	34,782	5,000	Sotetsu Holdings, Inc.	21,137
500	Eisai Co. Ltd.	17,846	1,500	Sumitomo Corp.	17,257
500	Electric Power Development Co. Ltd.	16,481	1,000	Sumitomo Electric Industries Ltd.	12,265
500	FUJIFILM Holdings Corp.	17,230	5,000	Sumitomo Metal Industries Ltd.	15,143
5,000	Hankyu Hanshin Holdings, Inc.	23,170	1,500	Sumitomo Mitsui Financial Group, Inc.	49,604
5,000	Hitachi Ltd. *	18,675	500	Suzuki Motor Corp.	11,039
500	Hokuriku Electric Power Co.	11,002	500	T&D Holdings, Inc.	11,842
1,500	Honda Motor Co. Ltd.	52,975	1,000	Takeda Pharmaceutical Co. Ltd.	44,039
500	Hoya Corp.	13,747	500	Tohoku Electric Power Co., Inc.	10,574
1,000	Isetan Mitsukoshi Holdings Ltd.	10,756	1,000	Tokio Marine Holdings, Inc.	28,179
500	Izumi Co. Ltd.	6,560	1,500	Tokyo Electric Power Co., Inc.	40,004
10	Japan Tobacco, Inc.	37,243	5,000	Tokyo Gas Co. Ltd.	22,046
500	JFE Holdings, Inc.	20,147	5,000	Toshiba Corp. *	25,845
500	JTEKT Corp.	5,908	3,000	Toyota Motor Corp.	120,238
500	Kagome Co. Ltd.	8,540	150	USS Co. Ltd.	10,194

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND Schedule of Investments March 31, 2010 (Unaudited)

NUMBER OF SHARES		VALUE	NUMBER OF SHARES		VALUE
	Japan—14.5% (continued)		1,700	Banco Popular Espanol SA	$12,536
30	Yahoo! Japan Corp.	$10,932	9,415	Banco Santander SA	125,356
500	Yakult Honsha Co. Ltd.	13,495	3,330	Criteria Caixacorp SA	16,532
150	Yamada Denki Co. Ltd.	11,077	1,155	Ferrovial SA	11,252
		1,994,603	650	Gamesa Corp Tecnologica SA	8,927
			710	Gas Natural SDG SA	13,133
	Luxembourg—0.7%		565	Grifols SA	8,455
1,350	ArcelorMittal	59,349	6,110	Iberdrola SA	51,878
700	SES SA	17,707	360	Inditex SA	23,774
635	Tenaris SA	13,730	670	Indra Sistemas SA	13,762
		90,786	1,560	Repsol YPF SA	37,003
			5,205	Telefonica SA	123,533
	Mauritius—0.1%				572,417
20,000	Golden Agri-Resources Ltd.	8,297
				Sweden—2.4%
	Netherlands—2.4%		615	Assa Abloy AB, Series B	12,074
2,160	Aegon NV *	14,818	1,350	Atlas Copco AB, Series B	18,983
290	Akzo Nobel NV	16,557	540	Electrolux AB, Series B	12,380
570	ASML Holding NV	20,408	350	Hennes & Mauritz AB, Series B	22,813
560	European Aeronautic Defence and Space Co. NV	11,286	1,220	Industrivarden AB, Series A	16,401
315	Heineken NV	16,218	730	Investor AB, Series B	14,049
4,555	ING Groep NV *	45,560	4,655	Nordea Bank AB	46,084
1,305	Koninklijke Ahold NV	17,428	1,560	Sandvik AB	19,562
245	Koninklijke DSM NV	10,945	2,710	Skandinaviska Enskilda Banken AB, Series A	17,370
1,870	Koninklijke KPN NV	29,680	660	SSAB AB, Series B	10,748
1,070	Koninklijke Philips Electronics NV	34,371	880	Svenska Cellulosa AB, Series B	12,447
490	QIAGEN NV	11,304	775	Svenska Handelsbanken AB, Series A	22,786
1,035	Reed Elsevier NV	12,601	980	Swedbank AB, Series A	10,090
1,485	STMicroelectronics NV	14,809	620	Swedish Match AB	14,869
455	TNT NV	13,070	3,760	Telefonaktiebolaget LM Ericsson, Series B	39,758
1,687	Unilever NV	51,121	2,640	TeliaSonera AB	18,800
560	Wolters Kluwer NV	12,165	2,605	Volvo AB, Series A	25,880
		332,341			335,094

	Norway—0.8%			Switzerland—7.4%
2,000	DnB NOR ASA	22,879	2,785	ABB Ltd. *	60,937
2,000	Norsk Hydro ASA	15,264	205	Actelion Ltd. *	9,343
2,000	Orkla ASA	17,706	260	Adecco SA	14,784
1,500	Statoil ASA	34,773	110	Baloise-Holding AG	9,772
1,000	Telenor ASA	13,579	760	Cie Financiere Richemont SA	29,481
250	Yara International ASA	10,866	1,365	Credit Suisse Group AG	70,484
		115,067	740	GAM Holding Ltd.	9,105
			85	Geberit AG	15,239
	Papua New Guinea—0.1%		15	Givaudan SA	13,182
1,970	Oil Search Ltd.	10,777	315	Holcim Ltd.	23,523
			385	Julius Baer Group Ltd.	13,991
	Singapore—1.0%		125	Lonza Group AG	10,213
5,000	CapitaLand Ltd.	14,198	4,175	Nestle SA	214,195
5,000	Oversea-Chinese Banking Corp. Ltd.	31,151	285	Nobel Biocare Holding AG	7,636
5,000	Singapore Exchange Ltd.	27,360	2,590	Novartis AG	140,137
5,000	Singapore Press Holdings Ltd.	13,662	805	Roche Holding AG	130,782
10,000	Singapore Telecommunications Ltd.	22,674	10	SGS SA	13,814
5,000	Wilmar International Ltd.	23,962	100	Sonova Holding AG	12,446
		133,007	70	Swatch Group AG	22,359
			70	Swiss Life Holding AG *	9,211
	Spain—4.2%		460	Swiss Reinsurance Co. Ltd.	22,682
805	Abertis Infraestructuras SA	15,522	40	Swisscom AG	14,624
760	Acerinox SA	14,988	120	Syngenta AG	33,382
425	ACS Actividades de Construccion y Servicios SA	19,644	4,255	UBS AG *	69,290
4,355	Banco Bilbao Vizcaya Argentaria SA	59,694	175	Zurich Financial Services AG	44,941
2,970	Banco de Sabadell SA	16,428			1,015,553

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND Schedule of Investments March 31, 2010 (Unaudited)

NUMBER OF SHARES		VALUE	NUMBER OF SHARES		VALUE
	United Kingdom—18.3%		21,277	Royal Bank of Scotland Group PLC	$14,201
1,830	3i Group PLC	$8,084	4,395	Royal Dutch Shell PLC, Series A	127,334
1,565	Anglo American PLC *	68,227	2,990	Royal Dutch Shell PLC, Series B	82,343
1,670	AstraZeneca PLC	74,451	5,680	RSA Insurance Group PLC	10,985
385	Autonomy Corp. PLC *	10,646	1,420	SABMiller PLC	41,615
3,390	Aviva PLC	19,813	3,125	Sage Group PLC (The)	11,334
4,290	BAE Systems PLC	24,163	465	Schroders PLC	9,924
13,219	Barclays PLC	72,247	1,180	Scottish & Southern Energy PLC	19,707
3,860	BG Group PLC	66,779	1,385	Segro PLC	6,715
2,545	BHP Billiton PLC	87,248	1,345	Smith & Nephew PLC	13,394
21,344	BP PLC	201,836	725	Smiths Group PLC	12,493
2,305	British American Tobacco PLC	79,422	2,345	Standard Chartered PLC	63,939
1,420	British Land Co. PLC	10,363	3,455	Standard Life PLC	10,498
1,970	British Sky Broadcasting Group PLC	17,990	8,655	Tesco PLC	57,169
9,860	BT Group PLC	18,531	1,085	Tullow Oil PLC	20,573
905	Burberry Group PLC	9,809	1,530	Unilever PLC	44,909
4,425	Cable & Wireless Communications PLC	3,715	1,245	United Utilities Group PLC	10,557
4,425	Cable & Wireless Worldwide PLC *	6,175	59,060	Vodafone Group PLC	136,175
2,090	Cairn Energy PLC *	13,220	3,405	WM Morrison Supermarkets PLC	15,159
1,225	Capita Group PLC	14,057	405	Wolseley PLC *	9,780
335	Carnival PLC	13,746	2,600	Xstrata PLC	49,240
5,925	Centrica PLC	26,414			2,517,313
2,470	Compass Group PLC	19,708
3,020	Diageo PLC	50,667		Total Common Stocks
655	Eurasian Natural Resources Corp. PLC	11,843		(Cost $12,148,660)	12,850,481
3,205	G4S PLC	12,713
5,960	GlaxoSmithKline PLC	114,410		Exchange Traded Fund—4.5%
1,430	Hammerson PLC	8,534		South Korea—4.5%
2,065	Home Retail Group PLC	8,489	12,500	iShares MSCI South Korea Index Fund
19,790	HSBC Holdings PLC	200,530		(Cost $584,200)	625,000
1,245	Imperial Tobacco Group PLC	37,960
805	Inmarsat PLC	9,232		Preferred Stocks—0.4%
2,330	International Power PLC	11,271		Germany—0.4%
7,600	ITV PLC *	7,004	165	Fresenius SE	12,480
2,725	J Sainsbury PLC	13,542	325	Henkel AG & Co. KGaA	17,529
410	Johnson Matthey PLC	10,859	135	Porsche Automobil Holding SE	8,254
4,130	Kingfisher PLC	13,432	150	Volkswagen AG	13,781
1,095	Land Securities Group PLC	11,262
8,365	Legal & General Group PLC	11,173		Total Preferred Stocks
1,160	Liberty International PLC	8,860		(Cost $46,173)	52,044
42,015	Lloyds Banking Group PLC *	40,005
260	Lonmin PLC *	8,038		Rights—0.0%**
2,765	Man Group PLC	10,129		Germany—0.0%**
2,470	Marks & Spencer Group PLC	13,867	150	Volkswagen AG *, expires 4/13/10
3,025	National Grid PLC	29,436		(Cost $0)	93
375	Next PLC	12,310
1,135	Pearson PLC	17,837		Total Investments
2,990	Prudential PLC	24,832		(Cost $12,779,033)—98.6%	13,527,618
790	Reckitt Benckiser Group PLC	43,344		Other assets less liabilities—1.4%	187,876
1,845	Reed Elsevier PLC	14,707
1,760	Rio Tinto PLC	104,253		Net Assets—100.0%	$13,715,494
2,445	Rolls-Royce Group PLC	22,086

———————

*

Non-income producing security.

**

Less than 0.05%.

(a)

Security fair valued in accordance with the procedures adopted by the Board of Trustees.  At March 31, 2010, the value of this security amounted to $11,692, or 0.09% of net assets.

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND

Schedule of Investments

March 31, 2010 (Unaudited)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$12,838,789	—	$11,692	$12,850,481
Exchange Traded Fund	625,000	—	—	625,000
Preferred Stocks	52,044	—	—	52,044
Rights	93	—	—	93
Total Investments	$13,515,926	—	11,692	$13,527,618

The inputs and valuation techniques used to measure fair value was based upon the best available information.

There were no changes in the valuation techniques used to fair value this common stock during the reporting period.

The Fund did not have significant transfers between Level 1 and Level 2 or Level 3 fair value hierarchy during the reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Common Stock
Balance as of February 9, 2010*	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	(221)
Net Purchases/(Sales)	11,913
Realized Gain/(Loss)	—
Transfers In/(Out)	—
Balance as of March 31, 2010	$11,692

———————

*

Commencement of investment operations.

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES March 31, 2010 (Unaudited)

	GlobalShares FTSE Emerging Markets Fund	GlobalShares FTSE Developed Countries ex US Fund
ASSETS:
Investments at Value	$64,817,248	$13,527,618
Cash	195,055	167,360
Foreign Cash (cost $4,064 and $14,338, respectively)	4,067	14,507
Expense Reimbursement Due From Adviser	177,495	48,012
Dividends Receivable	83,009	39,522
Receivable for Securities Sold	3,585	—
Prepaid Trustees’ Fees	46,940	—
Other Assets	92,845	2,297
TOTAL ASSETS	65,420,244	13,799,316

LIABILITIES:
Payable for Custody Fees	75,912	16,589
Payable for Administration, Fund Accounting and Transfer Agency Fees	38,307	16,206
Payable for Professional Fees	12,509	9,924
Payable for Securities Purchased	1,684	2,279
Payable for Trustees’ Fees	—	2,504
Accrued Expenses	34,838	36,320
TOTAL LIABILITIES	163,250	83,822

NET ASSETS	$65,256,994	$13,715,494

NET ASSETS CONSIST OF:
Paid-in-Capital	$63,669,846	$12,912,296
Undistributed Net Investment Income	9,683	54,750
Net Realized Loss on Investments and Foreign Currency Transactions	(2,462,320)	(298)
Net Unrealized Appreciation on Investments and Foreign Currency Translations	4,039,785	748,746

NET ASSETS	$65,256,994	$13,715,494

Shares Outstanding (unlimited number of shares of beneficial interest authorized, $0.001 par value)	3,100,000	500,000
Net Asset Value, per share	$21.05	$27.43
Investments at Cost	$60,779,145	$12,779,033

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST STATEMENTS OF OPERATIONS (Unaudited)

	GlobalShares FTSE Emerging Markets Fund	GlobalShares FTSE Developed Countries ex US Fund
	For the Period December 1, 2009* Through March 31, 2010	For the Period February 9, 2010* Through March 31, 2010
INVESTMENT INCOME:
Dividend Income (net of foreign withholding tax of $8,769 and $4,527, respectively)	$54,654	$60,084
TOTAL INVESTMENT INCOME	54,654	60,084

EXPENSES:
Organizational Expense (Note 5)	216,626	—
Custody Fees (Note 3)	75,912	16,589
Compliance and Principal Financial Officer Fees (Note 3)	45,097	11,570
Administration, Fund Accounting and Transfer Agency Fees (Note 3)	38,307	16,206
Offering Costs (Note 5)	26,538	7,086
Advisory Fees (Note 3)	25,944	1,905
Professional Fees	20,551	9,924
Trustees Fees (Note 3)	18,490	2,504
Licensing Fees (Note 3)	13,260	5,713
Agency (Middle Office) Fees	11,603	4,999
Other Expense	28,205	12,866
TOTAL EXPENSES	520,533	89,362
Less: Waiver/Reimbursement from Adviser	(475,562)	(84,028)
NET EXPENSES	44,971	5,334

NET INVESTMENT INCOME	9,683	54,750

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net Realized Loss on:
Investments Transactions	(2,095,716)	(296)
In-kind Redemptions	(48,333)	—
Foreign Currency Transactions	(318,271)	(2)
Net Realized Loss	(2,462,320)	(298)

Net Unrealized Appreciation on:
Investments	4,038,103	748,585
Foreign Currency Translations	1,682	161
Net Unrealized Appreciation	4,039,785	748,746
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	1,577,465	748,448

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,587,148	$803,198

———————

*

Commencement of Investment Operations.

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	GlobalShares FTSE Emerging Markets Fund	GlobalShares FTSE Developed Countries ex US Fund
	For the Period December 1, 2009* Through March 31, 2010 (a)	For the Period February 9, 2010* Through March 31, 2010
OPERATIONS:
Net Investment Income	$9,683	$54,750
Net Realized Loss on Investments and Foreign Currency Transactions	(2,462,320)	(298)
Net Unrealized Appreciation on Investments and Foreign Currency Translations	4,039,785	748,746
Net Increase In Net Assets Resulting From Operations	1,587,148	803,198

SHAREHOLDER TRANSACTIONS:
Proceeds from Shares Sold	71,774,526	12,912,296
Cost of Shares Redeemed	(8,104,680)	—
Net Increase In Net Assets Resulting From Shareholder Transactions	63,669,846	12,912,296

Increase In Net Assets	65,256,994	13,715,494

NET ASSETS:
Beginning of Period	—	—
End of Period	$65,256,994	$13,715,494

Undistributed Net Investment Income Included in Net Assets at End of Period	$9,683	$54,750

CHANGES IN SHARES OUTSTANDING:
Shares Outstanding, Beginning of Period	—	—
Shares Sold	3,505,000	500,000
Shares Redeemed	(405,000)	—
Shares Outstanding, End of Period	3,100,000	500,000

———————

*

Commencement of Investment Operations.

(a)

On February 17, 2010, there was a 5-for-1 stock split. Historical share amounts have been adjusted to reflect the 5-for-1 stock split on a retroactive basis.

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST FINANCIAL HIGHLIGHTS (Unaudited)

	GlobalShares FTSE Emerging Markets Fund		GlobalShares FTSE Developed Countries ex US Fund
	For the Period December 1, 2009* Through March 31, 2010 (e)		For the Period February 9, 2010* Through March 31, 2010
Net Asset Value, Beginning of Period	$20.00		$25.00

Net Investment Income (a)	0.01		0.11
Net Realized and Unrealized Gain	1.04		2.32

Total Income From Operations	1.05		2.43

Net Asset Value, End of Period	$21.05		$27.43

Total Return at Net Asset Value (b)	5.25%		9.72%
Total Return at Market Value (b)	3.65%		9.46%

Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)	$65,257		$13,715
Ratio to average net assets of:
Net Expenses (c)	0.22	% (f)	0.35%
Gross Expenses (c)	2.51%		5.86%
Net Investment Income (c)	0.05%		3.59%
Portfolio Turnover Rate (d)	2.28%		0.05%

———————

*

Commencement of investment operations.

(a)

Per share net investment income has been calculated using the average shares method.

(b)

Net asset value return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and sale at the market value on the last day of the period.  Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. closing price for a share of the Fund. Total return calculated for a period of less than one year is not annualized.  The total return would have been lower if certain expenses had not been reimbursed by the Adviser.

(c)

Annualized.

(d)

Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(e)

On February 17, 2010, there was a 5-for-1 stock split. Historical per share amounts have been adjusted to reflect the 5-for-1 stock split on a retroactive basis.

(f)

Represents blended expense cap rate of 0.00% and 0.39%.

See Notes to Financial Statements

OLD MUTUAL GLOBAL SHARES TRUST NOTES TO FINANCIAL STATEMENTS MARCH 31, 2010 (UNAUDITED)

1.

ORGANIZATION

Old Mutual Global Shares Trust (the “Trust”) is a Delaware statutory trust organized on December 5, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The GlobalShares FTSE Emerging Markets Fund and GlobalShares FTSE Developed Countries ex US Fund are two of five separate exchange-traded index funds currently comprising the Trust, (collectively, the “Funds” and each individually a “Fund”), and as of the date of this report are the only active funds. The Trust had no operations prior to December 1, 2009 other than matters relating to its organization and registration as a diversified, open-end management investment company under the Act, and the sale and issuance to Old Mutual Global Index Trackers (Pty) Limited (the “Adviser”) of 4,000 shares of beneficial interest (“Shares”) of the GlobalShares FTSE Emerging Markets Fund at an aggregate price of $100,000 on November 2, 2009. GlobalShares FTSE Emerging Markets Fund and GlobalShares FTSE Developed Countries ex US Fund commenced investment operations on December 1, 2009 and February 9, 2010, respectively.

The investment objective of GlobalShares FTSE Emerging Markets Fund and GlobalShares FTSE Developed Countries ex US Fund is to seek investment results that correspond (before fees and expenses), generally to the performance of each Fund’s corresponding underlying index (FTSE Emerging Markets Index and FTSE Developed ex US Index, respectively) (“Underlying Index”).

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from these estimates.

Investment Valuation

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued using a market approach at the last reported sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if it is not possible to determine the last reported sale price on the relevant exchange or market on the valuation date, the value of the security shall be taken to be the most recent mean between the bid and asked prices on such exchange or market on the valuation date. Absent both bid and asked prices on such exchange, the bid price may be used.  For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued in accordance with fair value methods approved by the Board of Trustees (the “Board”).

Open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Board’s fair valuation pricing policies.

OLD MUTUAL GLOBAL SHARES TRUST NOTES TO FINANCIAL STATEMENTS MARCH 31, 2010 (UNAUDITED)

2.

SIGNIFICANT ACCOUNTING POLICIES (continued)

The valuation procedures include a procedure whereby “fair valuation” of certain foreign securities prices may be provided by an independent pricing service approved by the Board. The Funds use fair value pricing to seek to ensure that the Funds’ NAV reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value.

The Funds utilize various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found its corresponding Schedule of Investments.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January 2010, Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). Management is currently evaluating the effect that the adoption of ASU 2010-06 will have on the Funds’ financial statements.

NAV per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Funds’ NAVs are calculated at the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

American Depositary Receipts (“ADRs”)

The Funds may invest in ADRs. For many foreign securities, US Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid currency risks during the settlement period for either purchases or sales.

Real Estate Investment Trusts (“REITs”)

The Funds may invest in the securities of REITs, which pool investors’ funds for investments primarily in commercial real estate properties, to the extent allowed by law.  Investment in REITs may be the most practical available means for the Funds to invest in the real estate industry.  As a shareholder in a REIT, a Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees.  At the same time, a Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Funds and their shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

OLD MUTUAL GLOBAL SHARES TRUST NOTES TO FINANCIAL STATEMENTS MARCH 31, 2010 (UNAUDITED)

2.

SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency

The books and records of the Funds are maintained in US Dollars. The valuation of investment securities and other assets and liabilities denominated in a foreign currency are translated into US Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into US Dollars at the prevailing exchange rates on the respective dates of the transactions.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts as hedges against specific transactions, Funds positions or anticipated Funds positions. The aggregate principal amounts of the contracts are not recorded, as the Funds do not intend to hold the contracts to maturity. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal tax purposes. As of March 31, 2010, there were no forward foreign currency contracts outstanding.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on the trade date. Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded using the specific identification method.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Dividends from net investment income, if any, are declared and paid quarterly. The Funds will distribute their net capital gains, if any, to shareholders annually.

3.

INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Old Mutual Global Index Trackers (Pty) Limited (the “Adviser”).  The Adviser acts as the Funds’ investment adviser pursuant to the Advisory Agreement with the Trust on behalf of the Funds. Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolio. For its services, the Funds pay the Adviser an advisory fee, accrued daily and payable monthly at an annual rate of 0.125% of the Funds’ average daily net assets.

Expense Reimbursement Agreement

The Adviser has contractually agreed, pursuant to a separate agreement with the Trust (the “Expense Reimbursement Agreement”), to waive advisory fees and reimburse other expenses to the extent necessary to prevent the expenses of the Funds (other than distribution and service (12b-1) fees (if any), brokerage or other transaction related expenses, taxes, interest, litigation expenses and other extraordinary expenses) from exceeding a specified percentage of each Fund’s average daily net assets per year (the “Expense Cap”).

Pursuant to the Expense Reimbursement Agreement, the Expense Caps for the GlobalShares FTSE Emerging Markets Fund and the GlobalShares FTSE Developed Countries ex US Fund will not exceed 0.39% and 0.35%, respectively, until at least January 31, 2012. In addition, the Adviser may voluntarily choose to impose lower Expense Caps for certain Funds.

OLD MUTUAL GLOBAL SHARES TRUST NOTES TO FINANCIAL STATEMENTS MARCH 31, 2010 (UNAUDITED)

3.

INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS (continued)

The Expense Caps in effect for each Fund during the period ended March 31, 2010 were as follows:

Fund	Expense Cap	Period Covered by Expense Cap
GlobalShares FTSE Emerging Markets Fund	0.39%	December 1, 2009* – December 7, 2009
	0.00%**	December 8, 2009 – January 31, 2010
	0.39%	February 1, 2010 – March 31, 2010

GlobalShares FTSE Developed Countries ex US Fund	0.35%	February 9, 2010* - March 31, 2010

———————

*

Commencement of investment operations.

**

Voluntary Expense Cap imposed by the Adviser.

For the period ended March 31, 2010, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed
GlobalShares FTSE Emerging Markets Fund	$475,562
GlobalShares FTSE Developed Countries ex US Fund	84,028

Pursuant to the Expense Reimbursement Agreement, for a period of five years subsequent to the Funds’ commencement of operations, the Adviser may recover from the Funds fees and expenses waived or reimbursed during the prior three years if the Funds’ expense ratio, including the recovered expenses, falls below the Expense Cap in place when the waiver or reimbursement occurred.

As of March 31, 2010, amounts previously waived or reimbursed which are eligible for potential future recovery by the Adviser, pursuant to the terms described above, and their related fiscal year of expiration are as follows:

Fund	Amount Eligible for Recovery	Expires during Fiscal Year Ending September 30,
GlobalShares FTSE Emerging Markets Fund	$350,348	2013
GlobalShares FTSE Developed Countries ex US Fund	84,028	2013

Trustees Fees

The Trust pays each Independent Trustee a fee of $10,000 per year and a fee of $2,500 per meeting, together with each Trustee’s actual out-of-pocket expenses relating to attendance at such meetings.

Distribution & Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.125% of their average daily net assets each year for certain distribution and service-related activities. No fees are currently paid by the Funds under this Plan, and there are no current plans to impose these fees.

OLD MUTUAL GLOBAL SHARES TRUST NOTES TO FINANCIAL STATEMENTS MARCH 31, 2010 (UNAUDITED)

3.

INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS (continued)

Service Providers

The Bank of New York Mellon (“BNYM”) serves as the Funds’ Administrator, Custodian, Fund Accountant and Transfer Agent.

Foreside Compliance Services, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions. Foreside Management Services, LLC, an affiliate of the Distributor, provides a Principal Financial Officer to the Trust.

Licensing Fee Agreements — The Adviser has entered into a licensing agreement for each Fund with the FTSE Group (“Licensor”). The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for the use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended March 31, 2010 were as follows:

Fund	Purchases	Sales
GlobalShares FTSE Emerging Markets Fund	$64,183,450	$1,144,905
GlobalShares FTSE Developed Countries ex US Fund	8,553	4,587

For the period ended March 31, 2010, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
GlobalShares FTSE Emerging Markets Fund	$17,505,171	$17,604,471
GlobalShares FTSE Developed Countries ex US Fund	12,785,958	10,351

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

5.

ORGANIZATIONAL AND OFFERING COSTS

Costs incurred in organizing the Trust were expensed at the initial commencement of operations. Offering costs of $114,466 were capitalized and are being amortized over a twelve-month period from the commencement of investment operations of the first fund in the Trust. Offering costs expensed for the period ended March 31, 2010 were $33,624. The Adviser may recoup some or all of these costs subject to the Expense Reimbursement Agreement described in Note 3.

6.

ISSUANCE AND REDEMPTION OF FUND SHARES

Shares of the GlobalShares FTSE Emerging Markets Fund and GlobalShares FTSE Developed Countries ex US Fund are listed and traded on the NYSE Arca, Inc. (“NYSE”) under the ticker symbol GSR and GSD, respectively. Market prices for the shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts substantially less than a Creation Unit.

Only “Authorized Participants”, typically a broker/dealer may purchase or redeem shares directly from the Funds. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds.  Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

OLD MUTUAL GLOBAL SHARES TRUST NOTES TO FINANCIAL STATEMENTS MARCH 31, 2010 (UNAUDITED)

6.

ISSUANCE AND REDEMPTION OF FUND SHARES (continued)

On February 17, 2010, under the authorization of the Board, a 5-for-1 stock split was implemented on the GlobalShares FTSE Emerging Markets Fund. The impact of the stock split was to increase the number of shares outstanding by a factor of five, while decreasing the NAV per share by a factor of five, resulting in no effect to the total net assets of the Fund. The financial statements of the Fund have been adjusted retroactively to reflect the stock split.

7.

FEDERAL INCOME TAX

The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
GlobalShares FTSE Emerging Markets Fund	$60,779,145	$5,085,461	$(1,047,358)	$4,038,103
GlobalShares FTSE Developed Countries ex US Fund	12,779,033	813,469	(64,884)	748,585

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expense on the Statements of Operations. Management has determined that there is no impact resulting from the analysis of the benefits of the Funds’ tax position based on the prescribed minimum threshold to the Funds' financial statements.

Financial reporting rules require management of the Funds to analyze all open tax years, fiscal year 2010, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended March 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

8.

RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ Prospectus and Statement of Additional Information for a full discussion.

Foreign and Emerging Market Holdings - Investing in the securities of foreign issuers, particularly those in emerging market countries, involves special risks and considerations not typically associated with investing in US companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect US investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than US companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund’s shareholders. Further, foreign securities often trade with

OLD MUTUAL GLOBAL SHARES TRUST NOTES TO FINANCIAL STATEMENTS MARCH 31, 2010 (UNAUDITED)

8.

RISKS (continued)

less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the US Dollar.

Each Fund may hold depositary receipts, which may be traded in the US but bear the risks of non-US securities. Some depositary receipts may become illiquid and bear extra costs.

Investments in certain jurisdictions require approval of the Funds by local regulators which could be delayed. Certain foreign sub-custodians may pose credit risk and settlement failures are more common.

Emerging markets are subject to greater political and economic instability and uncertainty regarding the existence of trading markets, and more governmental limitations on foreign investment than more developed markets. There may be less information publicly available with regard to emerging market issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which US issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders of US issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Small- and Medium-Capitalization Company – Investing in securities of small- and medium-capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and medium-capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Non-Correlation - The Funds’ returns may not match the return of their Underlying Index for a number of reasons. For example, the Funds incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the Underlying Index.

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges on which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Funds may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Funds may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and/or trading restrictions, cost or liquidity constraints. Liquidity constraints may delay the Funds’ purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Funds may sell certain securities to realize losses, causing it to deviate from their Underlying Index.

The Funds may not be fully invested at times, either as a result of cash flows into the Funds or reserves of cash held by the Funds to meet redemptions and expenses. Because the Funds utilize a sampling approach or if the Funds utilize futures or other derivative positions, their returns may not correlate as well with the return of their Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

OLD MUTUAL GLOBAL SHARES TRUST NOTES TO FINANCIAL STATEMENTS MARCH 31, 2010 (UNAUDITED)

9.

COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote and maintain insurance for certain events.

10.

SUBSEQUENT EVENTS

In April 2010, the three remaining Funds of the Trust were launched – GlobalShares FTSE All-Word Fund, GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund and GlobalShares FTSE All-World ex US Fund.

The GlobalShares FTSE Emerging Markets Fund and GlobalShares FTSE Developed Countries ex US Fund paid an income distribution of $0.00462 and $0.0615 per share, respectively, on April 9, 2010.

Effective June 1, 2010, the Adviser has voluntarily agreed to lower the Expense Cap of the GlobalShares FTSE Emerging Markets Fund to 0.25% through May 31, 2011.

In accordance with the provisions set forth in FASB Accounting Standards Codification (“ASC”) 855-10, Subsequent Events, Management has evaluated events and transactions for potential recognition or disclosure through the date this report was issued. Management has determined that, except as set forth above, there are no material events that would require adjustment or disclosure through this date.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At its organizational meeting on November 16, 2009, the Board of Trustees, including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the Trust’s Investment Advisory Agreement for each Fund. In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders (including the investment performance of the Adviser’s index fund clients); (2) the competitiveness of the advisory fee and total expenses; (3) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (4) the extent to which economies of scale would be realized as the Funds grow, and if the fund shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that approval of the Agreement and the compensation to be received thereunder is consistent with the Adviser’s fiduciary duty under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing index funds. Also considered was the retention incentives of key personnel, and the support provided by affiliated companies. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program.

Consideration was given to the tracking error and performance of existing index funds managed by the Adviser in South Africa. Based on the Board’s review and the commitment of the Adviser to achieve a high level of investment performance given the indices used, the Board concluded that the nature, extent and quality of services to be provided under the Agreement would benefit Fund shareholders.

Competitiveness of Fund Expenses. The Board considered the competitiveness of the Funds’ fees to other investment products and to other exchange-traded funds (ETFs). Part of this analysis was the consideration of a unitary fee pursuant to which an adviser or sponsor pays all of a fund’s costs. Instead, the Board agreed to adopt an Expense Reimbursement Plan pursuant to which the Adviser would maintain the total expenses of the Funds for a fixed period, subject to reimbursement if assets grew.

The Board noted that the Funds’ advisory fees and total expenses under the fee caps were lower than the median of all mutual funds and lower than similar ETFs. Based on its review, the Board concluded that the advisory fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Adviser in developing and rendering services to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. While salaries of certain foreign personnel may be lower than those of domestic advisers, certain costs of an international operation could be much higher. The Board considered that there were no material fall-out benefits related to this line of business, and no affiliates of the Adviser had a contractual relationship with the Trust. The Board noted that the Adviser was taking on considerable entrepreneurial risk.

Given the costs of the services provided by and the profits that could be realized by the Adviser in connection with the management of the Funds, the Board determined that the amount of potential profit was fair.

Economies of Scale. The Board noted that the Fund shareholders could benefit from economies of scale with asset growth. It was anticipated that if the Funds grew that services to shareholders may also increase. Until the Funds’ assets achieved certain levels, however, this determination would be difficult to make. The Board concluded that potential economies of scale, if any, would be shared to some extent by both the Adviser and the Funds’ shareholders.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement is fair and reasonable and it was unanimously approved.

TRUSTEES AND OFFICERS (UNAUDITED)

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. The Fund Complex consists of the Trust’s five portfolios.

Independent Trustees

Name, Address (1) and Year of Birth of Independent Trustee	Position(s) Held with Trust	Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerard P. Maus (1951)	Trustee	Since 2009	Senior Vice President and Chief Financial Officer of ICMA Retirement Corporation (2004-2009).	5	None.

Gregory A. Ratliff (1960)	Trustee	Since 2009	Senior Program Officer, U.S. Special Initiatives, Bill & Melinda Gates Foundation (since 2007); Partner, GPS Capital Partners (consultancy) (2002-2007).	5	Trustee of the Domini Social Investment Trust (five funds); Board member of the Calvert Social Investment Foundation, Center for Rural Strategies and Washington Office on Latin America.

Virginia Meany (1947)	Trustee	Since 2009	Executive Vice President, Private Equity Fund Services (2008-2009) and U.S. Mutual Fund Business Head, Investor Services Division (2006-2008) at State Street Corporation; President of JP Morgan Investor Services (2000-2006).	5

Board member of National Investment Companies Services Association (2003-2009; Chair 2008-2009; Honorary Director 2009-present); New England College of Business (2005-present; Chair 2009); Boston Women’s Fund, Treasurer and Finance Committee Chair (2007-present).

The Trustee who is affiliated with the Adviser or affiliates of the Adviser and the executive officers of the Trust, his term of office and length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Interested Trustee

Name, Address and Year of Birth of Management Trustee	Position(s) Held with Trust	Office and Length of Time Served *	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Betserai Tendai Musikavanhu (1972) c/o Old Mutual Global Index Trackers (Pty) Ltd. 10 High Street, Suite 302 Boston, MA 02110	Chairman of the Board, Trustee and President	Since 2009	Chief Executive Officer of Old Mutual Global Index Trackers (Proprietary) Limited (since 2001).	5	None.

———————

*

This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until his or her successor is elected.

1

The address for each Trustee is 10 High Street, Suite 302, Boston, MA 02110.

TRUSTEES AND OFFICERS (UNAUDITED)

Officers

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Eric G. Woodbury (1957) c/o Old Mutual Global Index Trackers (Pty) Ltd. 10 High Street, Suite 302 Boston, MA 02110	Principal Executive Officer, Vice President and Secretary	Since 2009

Chief Legal Officer and Chief Compliance Officer, Old Mutual Global Index Trackers (Pty) Ltd. (since June 2009); formerly, Chief Legal Officer and Chief Compliance Officer, Winslow Management Company (January 2007-July 2009); General Counsel, East Hill Management (November 2005-July 2009); Chief Administrative Officer of Clay Mathematics Institute, Inc. (November 2001 – August 2008)

Trudance L.C. Bakke (1971) c/o Foreside Management Services Three Canal Plaza, Suite 100 Portland, Maine 04101	Principal Financial Officer and Treasurer	Since 2009

Director, Foreside Management Services, LLC (since 2006); formerly Product Manager, Citigroup (2003-2006); Senior Manager of Corporate Finance, Forum Financial Group (1999-2003); Ms. Bakke serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates act as distributor or provider of other services.

Patrick J. Keniston (1964) c/o Foreside Compliance Services Three Canal Plaza, Suite 100 Portland, Maine 04101	Chief Compliance Officer	Since 2009

Director, Foreside Compliance Services, LLC (since 2008); formerly, Counsel, Citi Fund Services (2005-2008), Counsel, Citigroup Global Transaction Services (2001-2005); Mr. Keniston serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates act as distributor or provider of other services.

———————

*

This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

SUPPLEMENTAL INFORMATION

(Unaudited)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent period ending June 30 will be available, without charge upon request, by calling 1-888-664-9887. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q within sixty days after the end of the period. Copies of the filings are available on SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to http://www.publicinfosec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund's net asset value may be found on the Funds' website at http://www.globalsharesetf.com

Investment Adviser	Transfer Agent

Old Mutual Global Index Trackers (Pty) Ltd.	The Bank of New York Mellon
Grayston Ridge Office Park	101 Barclay Street
Sandton, South Africa 2196	New York, New York 10286

Old Mutual Global Index Trackers (US) LLC	Independent Registered Public Accounting Firm
10 High Street, Suite 302
Boston, Massachusetts 02110	KPMG LLP
Two Financial Center
60 South Street
Distributor	Boston, Massachusetts 02111

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Custodian

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risk, objectives, fees and expenses, experience of their management, and other information.

Item 2.

Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3.

Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4.

Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5.

Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6.

Schedule of Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.

Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.

Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.

Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12.

Exhibits.

(a)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Old Mutual Global Shares Trust

By: /s/ Eric G. Woodbury

Eric G. Woodbury, Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Eric G. Woodbury

Eric G. Woodbury

Principal Executive Officer

Date: May 28, 2010

By: /s/ Trudance L.C. Bakke

Trudance L.C. Bakke

Principal Financial Officer

Date: May 28, 2010